OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER ASSETS, NET

NOTE 4:-	OTHER ASSETS, NET

	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2014	$1,784	$146	$1,930
Additions	-	(193)	(193)
Disposals	(334)	-	(334)

At December 31, 2014	1,450	(47)	1,403
Additions	74	(3)	71

At December 31, 2015	1,524	(50)	1,474

Accumulated depreciation:

At January 1, 2014	752	37	789
Depreciation charge for the year	453	(114)	339
Disposals	(334)	-	(334)

At December 31, 2014	871	(77)	794
Depreciation charge for the year	217	(7)	210

At December 31, 2015	1,088	(84)	1,004

Other assets, net:

At December 31, 2015	$436	$34	$470

At December 31, 2014	$579	$30	$609

Intangible assets consist of lease contracts with tenants deriving from the purchase of a building complex in Geneva in 2011 and purchase of retail portfolio in Germany. See Note 1b(4).

Estimated amortization expenses by years are as follows:

Year	Estimated amortization expenses

2016	$217
2017	183
2018	27
2019	11
2020 and thereafter	32

$470